Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.
Prospectus Date	rr_ProspectusDate	Sep. 01, 2024
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2024